SEGMENT INFORMATION (Tables)	6 Months Ended	10 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Spring Valley Acquisition III
SEGMENT INFORMATION
Schedule of key metrics reviewed by CODM

	June 30, 2026	December 31, 2025
Investments held in Trust Account	$236,690,350	$232,809,646
Cash and cash equivalents	$1,889,472	$749,812

				For the Period
				from March 12,
	For the Three Months		For the Six Months	2025 (Inception)
	Ended June 30,		Ended June 30,	Through June 30,
	2026	2025	2026	2025
General and administrative expenses	$388,314	$16,620	$570,497	$16,620
Interest earned on investments held in Trust Account	$2,076,992	$—	$4,123,512	$—

December 31, 2025
Investments held in Trust Account	$232,809,646
Cash and cash equivalents	$749,812

For the Period from
March 12, 2025
(inception) through
December 31, 2025
General and administrative expenses	$450,346
Interest earned on investments held in Trust Account	$2,809,646